Cover	Dec. 02, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 02, 2025
Entity File Number	001-41478
Entity Registrant Name	Addentax Group Corp.
Entity Central Index Key	0001650101
Entity Tax Identification Number	35-2521028
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Kingkey 100, Block A
Entity Address, Address Line Two	Room 4805
Entity Address, Address Line Three	Luohu District
Entity Address, City or Town	Shenzhen City
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
City Area Code	+(86)
Local Phone Number	755 86961 405
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ATXG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false